UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00604
Washington Mutual Investors Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class A
| AWSHX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund

(the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the l
as
t six months?
(based
on
a hypo
th
etica
l $1
0,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.55% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was
appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recomm endation of th
e audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class C
| WSHCX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetica
l $
10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 71	1.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percen
t of
net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the f und
’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any dis agr
eements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class T
| TWMMX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 17	0.31% *
*Annualized.
Key fund statist
ic
s
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfoli
o hol
dings by sector
(p
ercent of n
et a
ssets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the in
dependent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
Washington Mutual Investors Fund
Class F-1
| WSHFX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.62% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(p
erc
ent of net a
sset
s)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class F-2
| WMFFX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund

(the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent
of n
et assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed
as the fund’s ind
e
pendent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class F-3
| FWMIX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net as
se
ts)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-A
| CWMAX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of ne
t assets
)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-C
| CWMCX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 74	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net a
sse
ts)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-E
| CWMEX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 46	0.84% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net
asse
ts)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-T
| TMWMX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(per
cen
t of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-F-1
| CWMFX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-F-2
| FWMMX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 19	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-F-3
| FWWMX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-1
| RWMAX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on
a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 73	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-2
| RWMBX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 73	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-2E
| RWEBX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You
can
also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 58	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-3
| RWMCX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.91% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio
holdings
by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-4
| RWMEX
for the six
months
ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-5E
| RWMHX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-5
| RWMFX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net
assets
)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-001-1225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-6
| RWMGX
for the six months ended October 31, 2025
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-001-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Washington Mutual Investors Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended October 31, 2025
Lit. No. MFGEFP2-001-1225 © 2025 Capital Group. All rights reserved.

Investment portfolio October 31, 2025unaudited

Common stocks 95.99%	Shares	Value (000)
Energy 2.89%
Baker Hughes Co., Class A	10,135,534	$490,661
Canadian Natural Resources, Ltd.	28,814,473	922,639
Chevron Corp.	1,886,616	297,557
ConocoPhillips	12,830,078	1,140,081
EOG Resources, Inc.	10,550,108	1,116,624
Exxon Mobil Corp.	11,607,076	1,327,385
Halliburton Co.	6,924,829	185,862
SLB, Ltd.	3,750,443	135,241
TC Energy Corp.	7,410,060	371,689
		5,987,739

Materials 2.21%
Air Products and Chemicals, Inc.	3,412,469	827,831
Corteva, Inc.	8,685,017	533,607
H.B. Fuller Co.	2,017,637	115,752
International Paper Co.	21,558,212	833,009
Linde PLC	2,785,219	1,165,057
Nucor Corp.	290,993	43,664
Royal Gold, Inc.	754,966	131,961
Wheaton Precious Metals Corp.	9,693,619	935,628
		4,586,509

Industrials 12.29%
3M Co.	6,810,457	1,133,941
Applied Industrial Technologies, Inc.	390,677	100,439
BAE Systems PLC (ADR)	2,396,610	237,049
Boeing Co. (The) (a)	6,439,889	1,294,546
Carrier Global Corp.	8,874,048	527,917
Caterpillar, Inc.	2,145,153	1,238,311
CSX Corp.	5,000,000	180,100
Deere & Co.	1,799,228	830,578
Delta Air Lines, Inc.	13,229,299	759,097
Deutsche Post AG (ADR) (b)	12,012,852	552,711
Equifax, Inc.	2,396,999	506,006
FedEx Corp.	1,364,753	346,402
General Electric Co.	9,871,721	3,049,868
HEICO Corp.	770,068	244,705
Ingersoll-Rand, Inc.	8,592,568	655,871
Johnson Controls International PLC	2,790,814	319,241
L3Harris Technologies, Inc.	4,015,024	1,160,743
Lennox International, Inc.	735,697	371,527
Northrop Grumman Corp.	5,095,896	2,973,201
PACCAR, Inc.	2,545,565	250,484
Parker-Hannifin Corp.	1,015,516	784,821
Paychex, Inc.	9,108,169	1,065,929
Republic Services, Inc.	1,168,345	243,296
RTX Corp.	19,655,298	3,508,471
Siemens AG (ADR) (b)	2,280,000	323,053
Union Pacific Corp.	6,383,384	1,406,706
Verisk Analytics, Inc.	1,733,729	379,271
Waste Connections, Inc.	2,262,759	379,419
Waste Management, Inc.	573,973	114,663
Watsco, Inc.	1,457,359	536,323
		25,474,689

Consumer discretionary 6.65%
Amazon.com, Inc. (a)	5,931,824	1,448,670
Chipotle Mexican Grill, Inc. (a)	2,787,984	88,351
D.R. Horton, Inc.	6,337,424	944,783
Darden Restaurants, Inc. (c)	6,223,585	1,121,179
General Motors Co.	3,837,155	265,109

1	Washington Mutual Investors Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Home Depot, Inc.	4,348,185	$1,650,527
Marriott International, Inc., Class A	1,535,758	400,188
NIKE, Inc., Class B	5,950,203	384,324
Royal Caribbean Cruises, Ltd.	10,285,987	2,950,330
Sony Group Corp. (ADR) (b)	4,549,514	126,886
Starbucks Corp.	17,712,787	1,432,433
Texas Roadhouse, Inc.	754,716	123,456
TJX Cos., Inc. (The)	6,557,015	918,900
Toll Brothers, Inc.	1,394,857	188,236
Tractor Supply Co.	5,852,538	316,681
Vail Resorts, Inc. (b)(c)	2,557,224	379,313
YUM! Brands, Inc.	7,532,183	1,041,023
		13,780,389

Consumer staples 7.48%
Altria Group, Inc.	10,171,559	573,473
British American Tobacco PLC (ADR)	42,532,367	2,177,232
Bunge Global SA	1,336,864	126,467
Church & Dwight Co., Inc.	3,935,686	345,120
Coca-Cola Co.	10,090,271	695,220
Constellation Brands, Inc., Class A	4,943,675	649,500
Costco Wholesale Corp.	581,766	530,251
Estee Lauder Cos., Inc. (The), Class A	2,609,415	252,304
Hershey Co.	2,230,166	378,303
Keurig Dr Pepper, Inc.	38,318,068	1,040,719
Kimberly-Clark Corp.	1,793,588	214,710
Kraft Heinz Co. (The)	6,991,915	172,910
Mondelez International, Inc., Class A	14,739,722	846,944
Nestle SA (ADR)	3,538,412	337,989
Philip Morris International, Inc.	43,921,309	6,339,163
Procter & Gamble Co.	3,693,451	555,384
Target Corp.	1,734,775	160,848
Walmart, Inc.	1,118,459	113,166
		15,509,703

Health care 11.15%
Abbott Laboratories	19,305,943	2,386,601
AbbVie, Inc.	5,511,799	1,201,793
Amgen, Inc.	9,027,317	2,694,022
AstraZeneca PLC (ADR)	14,506,868	1,195,366
Cooper Cos., Inc. (a)	1,358,647	94,983
CVS Health Corp.	30,669,879	2,396,851
Danaher Corp.	3,174,418	683,706
Elevance Health, Inc.	1,483,917	470,698
Eli Lilly and Co.	4,337,870	3,742,975
Gilead Sciences, Inc.	11,903,058	1,425,867
Illumina, Inc. (a)	1,900,000	234,726
Johnson & Johnson	1,375,464	259,784
Novo Nordisk AS, Class B (ADR) (b)	8,742,993	432,428
Thermo Fisher Scientific, Inc.	1,477,134	838,111
UnitedHealth Group, Inc.	10,590,910	3,617,431
Vertex Pharmaceuticals, Inc. (a)	2,392,362	1,018,118
Zimmer Biomet Holdings, Inc.	4,285,413	430,941
		23,124,401

Financials 16.25%
American Express Co.	1,903,372	686,603
Aon PLC, Class A	1,680,799	572,615
Apollo Asset Management, Inc.	6,738,789	837,699
Arthur J. Gallagher & Co.	3,852,894	961,258
AXA SA (ADR)	6,270,422	272,136
Bank of America Corp.	53,320,719	2,849,992
BlackRock, Inc.	2,342,651	2,536,646
Blackstone, Inc.	4,268,342	625,910

Washington Mutual Investors Fund	2

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Brookfield Asset Management, Ltd., Class A (b)	8,324,413	$450,018
Capital One Financial Corp.	9,427,486	2,073,953
Carlyle Group, Inc. (The)	4,694,362	250,303
Chubb, Ltd.	3,250,714	900,253
Citigroup, Inc.	3,650,000	369,489
Citizens Financial Group, Inc. (c)	24,467,662	1,244,670
CME Group, Inc., Class A	2,315,656	614,783
Fifth Third Bancorp	3,027,607	126,009
Goldman Sachs Group, Inc.	376,240	296,993
Intercontinental Exchange, Inc.	875,532	128,082
JPMorgan Chase & Co.	11,085,290	3,448,855
KeyCorp	18,396,323	323,591
KKR & Co., Inc.	7,989,172	945,359
Marsh & McLennan Cos., Inc.	19,593,395	3,490,563
Mastercard, Inc., Class A	3,153,644	1,740,780
Morgan Stanley	8,052,878	1,320,672
PNC Financial Services Group, Inc.	1,173,468	214,217
Progressive Corp.	4,035,126	831,236
S&P Global, Inc.	420,976	205,104
Truist Financial Corp.	30,265,854	1,350,765
Visa, Inc., Class A	8,080,260	2,753,268
Wells Fargo & Co.	14,445,072	1,256,288
		33,678,110

Information technology 25.15%
Accenture PLC, Class A	4,476,643	1,119,608
Adobe, Inc. (a)	594,608	202,351
Amphenol Corp., Class A	957,207	133,377
Apple, Inc.	19,035,288	5,146,571
Applied Materials, Inc.	1,477,227	344,342
ASM International NV (ADR) (b)	286,359	185,718
ASML Holding NV (ADR)	1,899,323	2,011,820
Broadcom, Inc.	45,833,297	16,941,362
Fair Isaac Corp. (a)	138,418	229,709
Intel Corp. (a)	15,480,454	619,063
International Business Machines Corp.	4,535,887	1,394,377
KLA Corp.	1,985,373	2,399,800
Microsoft Corp.	24,786,706	12,834,804
Motorola Solutions, Inc.	2,830,114	1,151,036
NVIDIA Corp.	23,110,502	4,679,645
Oracle Corp.	355,995	93,488
Salesforce, Inc.	5,000,952	1,302,298
SAP SE (ADR)	2,314,549	601,806
Synopsys, Inc. (a)	553,677	251,270
TE Connectivity PLC	764,252	188,778
Texas Instruments, Inc.	1,876,751	303,020
		52,134,243

Communication services 5.24%
Alphabet, Inc., Class A	10,243,156	2,880,273
Alphabet, Inc., Class C	9,973,630	2,810,768
AT&T, Inc.	3,554,226	87,967
Comcast Corp., Class A	51,477,602	1,432,879
Deutsche Telekom AG (ADR)	3,225,561	100,250
Meta Platforms, Inc., Class A	4,206,269	2,727,135
Verizon Communications, Inc.	4,508,594	179,172
Walt Disney Co. (The)	5,696,889	641,584
		10,860,028

Utilities 4.30%
CenterPoint Energy, Inc.	9,515,715	363,881
Constellation Energy Corp.	6,143,138	2,315,963
DTE Energy Co.	3,868,743	524,369
Entergy Corp.	3,689,492	354,523

3	Washington Mutual Investors Fund

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Exelon Corp.	9,228,906	$425,637
FirstEnergy Corp.	21,233,984	973,154
NextEra Energy, Inc.	2,133,007	173,627
Public Service Enterprise Group, Inc.	3,243,509	261,297
Sempra	21,701,827	1,995,266
Southern Co. (The)	16,164,933	1,520,150
		8,907,867

Real estate 2.38%
American Tower Corp. REIT	1,647,083	294,795
Extra Space Storage, Inc. REIT	731,902	97,738
Mid-America Apartment Communities, Inc. REIT	2,096,841	268,878
Prologis, Inc. REIT	5,313,353	659,334
Public Storage REIT	360,068	100,301
Simon Property Group, Inc. REIT	2,774,266	487,605
Welltower, Inc. REIT	16,714,729	3,026,034
		4,934,685
Total common stocks (cost: $109,907,171,000)		198,978,363
Convertible stocks 0.50%
Industrials 0.24%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	7,764,417	502,513

Financials 0.26%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	904,695	59,113
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	9,519,372	466,640
		525,753
Total convertible stocks (cost: $919,646,000)		1,028,266
Short-term securities 3.56%
Money market investments 3.53%
Capital Group Central Cash Fund 4.08% (c)(d)	73,192,363	7,320,700

Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 4.08% (c)(d)(e)	254,094	25,415
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.06% (d)(e)	5,086,176	5,085
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.98% (d)(e)	4,000,000	4,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.95% (d)(e)	4,000,000	4,000
Fidelity Investments Money Market Government Portfolio, Class I 4.01% (d)(e)	4,000,000	4,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.01% (d)(e)	4,000,000	4,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.00% (d)(e)	4,000,000	4,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.07% (d)(e)	4,000,000	4,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)(e)	4,000,000	4,000
		58,500
Total short-term securities (cost: $7,377,725,000)		7,379,200
Total investment securities 100.05% (cost: $118,204,542,000)		207,385,829
Other assets less liabilities (0.05)%		(96,521)
Net assets 100.00%		$207,289,308

Washington Mutual Investors Fund	4

Investments in affiliates (c)

	Value at 5/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.33%
Consumer discretionary 0.73%
Darden Restaurants, Inc.	$1,904,080	$70,843	$740,306	$249,406	$(362,844)	$1,121,179	$18,156
Vail Resorts, Inc. (b)	255,047	112,301	—	—	11,965	379,313	9,876
						1,500,492
Financials 0.60%
Citizens Financial Group, Inc.	837,184	95,400	—	—	312,086	1,244,670	20,787
Total common stocks						2,745,162
Short-term securities 3.54%
Money market investments 3.53%
Capital Group Central Cash Fund 4.08% (d)	6,026,247	12,306,604	11,014,008	(51)	1,908	7,320,700	121,515
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.08% (d)(e)	15,111	10,304 (f)				25,415	— (g)
Total short-term securities						7,346,115
Total 4.87%				$249,355	$(36,885)	$10,091,277	$170,334

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Rate represents the seven-day yield at 10/31/2025.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Represents net activity. Refer to Note 5 for more information on securities lending.
(g)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	Washington Mutual Investors Fund

Financial statements
Statement of assets and liabilities at October 31, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $364,813 of investment securities on loan):
Unaffiliated issuers (cost: $108,700,149)	$197,294,552
Affiliated issuers (cost: $9,504,393)	10,091,277	$207,385,829
Cash		17,649
Receivables for:
Sales of investments	601,686
Sales of fund’s shares	120,525
Dividends	213,499
Securities lending income	109
Other	1	935,820
		208,339,298
Liabilities:
Collateral for securities on loan		58,500
Payables for:
Purchases of investments	773,929
Repurchases of fund’s shares	127,629
Investment advisory services	38,986
Services provided by related parties	30,943
Trustees’ deferred compensation	19,159
Other	844	991,490
Net assets at October 31, 2025		$207,289,308
Net assets consist of:
Capital paid in on shares of beneficial interest		$108,605,599
Total distributable earnings (accumulated loss)		98,683,709
Net assets at October 31, 2025		$207,289,308

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,090,438 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$94,746,718	1,411,396	$67.13
Class C	1,391,802	21,177	65.72
Class T	16	— *	67.11
Class F-1	2,445,390	36,648	66.73
Class F-2	38,219,284	570,224	67.03
Class F-3	13,542,371	201,881	67.08
Class 529-A	3,789,246	56,659	66.88
Class 529-C	72,361	1,090	66.36
Class 529-E	116,483	1,758	66.25
Class 529-T	29	— *	67.12
Class 529-F-1	21	— *	66.56
Class 529-F-2	525,282	7,826	67.12
Class 529-F-3	102	2	67.11
Class R-1	68,075	1,032	65.99
Class R-2	799,797	12,207	65.52
Class R-2E	130,002	1,951	66.62
Class R-3	1,811,131	27,361	66.19
Class R-4	2,648,412	39,797	66.55
Class R-5E	556,393	8,310	66.95
Class R-5	666,553	9,936	67.09
Class R-6	45,759,840	681,183	67.18
*
Amount less than one thousand.
Refer to the notes to financial statements.

Washington Mutual Investors Fund	6

Financial statements (continued)
Statement of operations for the six months ended October 31, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,687; also includes $170,334 from affiliates)	$1,854,073
Securities lending income (net of fees)	1,286
Interest from unaffiliated issuers	1,245	$1,856,604
Fees and expenses*:
Investment advisory services	223,610
Distribution services	138,402
Transfer agent services	50,965
Administrative services	30,323
529 plan services	1,170
Reports to shareholders	1,481
Registration statement and prospectus	2,491
Trustees’ compensation	3,335
Auditing and legal	162
Custodian	2,372
Other	148	454,459
Net investment income		1,402,145
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	8,713,852
Affiliated issuers	249,355
Currency transactions	(19)	8,963,188
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	18,516,791
Affiliated issuers	(36,885)	18,479,906
Net realized gain (loss) and unrealized appreciation (depreciation)		27,443,094
Net increase (decrease) in net assets resulting from operations		$28,845,239
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Six months ended October 31,	Year ended April 30,
	2025*	2025

Operations:
Net investment income	$1,402,145	$2,941,825
Net realized gain (loss)	8,963,188	16,641,421
Net unrealized appreciation (depreciation)	18,479,906	2,205,598
Net increase (decrease) in net assets resulting from operations	28,845,239	21,788,844
Distributions paid to shareholders	(9,520,539)	(18,357,298)
Net capital share transactions	4,098,571	6,498,141
Total increase (decrease) in net assets	23,423,271	9,929,687
Net assets:
Beginning of period	183,866,037	173,936,350
End of period	$207,289,308	$183,866,037
*
Unaudited.
Refer to the notes to financial statements.

7	Washington Mutual Investors Fund

Notes to financial statementsunaudited
1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Washington Mutual Investors Fund	8

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

9	Washington Mutual Investors Fund

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
As of October 31, 2025, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Washington Mutual Investors Fund	10

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2025, the total value of securities on loan was $364,813,000, and the total value of collateral received was $377,999,000. Collateral received includes cash of $58,500,000 and U.S. government securities of $319,499,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended October 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended October 31, 2025, the fund recognized $856,000 in EU reclaims (net of the effect of realized gain or loss from currency translations) and $19,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

11	Washington Mutual Investors Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of April 30, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$577,069
Undistributed long-term capital gains	8,167,493
As of October 31, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$91,895,735
Gross unrealized depreciation on investments	(2,861,408)
Net unrealized appreciation (depreciation) on investments	89,034,327
Cost of investments	118,351,502
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended October 31, 2025			Year ended April 30, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$575,216	$3,758,471	$4,333,687	$1,187,126	$7,209,800	$8,396,926
Class C	3,662	57,465	61,127	8,745	117,654	126,399
Class T	— *	1	1	— *	1	1
Class F-1	14,188	97,828	112,016	29,599	188,976	218,575
Class F-2	262,762	1,515,927	1,778,689	543,807	2,888,461	3,432,268
Class F-3	97,713	510,518	608,231	184,869	908,930	1,093,799
Class 529-A	22,548	151,739	174,287	46,508	290,191	336,699
Class 529-C	166	2,968	3,134	421	6,427	6,848
Class 529-E	561	4,725	5,286	1,216	9,266	10,482
Class 529-T	— *	1	1	1	2	3
Class 529-F-1	— *	1	1	— *	1	1
Class 529-F-2	3,625	20,284	23,909	6,924	36,060	42,984
Class 529-F-3	1	4	5	2	11	13
Class R-1	169	2,788	2,957	398	5,570	5,968
Class R-2	2,041	33,239	35,280	4,729	66,203	70,932
Class R-2E	498	5,309	5,807	1,040	9,918	10,958
Class R-3	8,234	73,478	81,712	17,796	145,816	163,612
Class R-4	15,754	107,874	123,628	34,792	221,652	256,444
Class R-5E	3,933	22,932	26,865	8,314	44,755	53,069
Class R-5	4,939	27,386	32,325	10,610	55,236	65,846
Class R-6	335,600	1,775,991	2,111,591	677,636	3,387,835	4,065,471
Total	$1,351,610	$8,168,929	$9,520,539	$2,764,533	$15,592,765	$18,357,298
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.342% on the first $3 billion of daily net assets and decreasing to 0.2075% on such assets in excess of $187 billion. For the six months ended October 31, 2025, the investment advisory services fees were $223,610,000, which were equivalent to an annualized rate of 0.221% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Washington Mutual Investors Fund	12

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended October 31, 2025, the 529 plan services fees were $1,170,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

13	Washington Mutual Investors Fund

For the six months ended October 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$112,183	$23,052	$13,933	Not applicable
Class C	6,925	342	208	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,972	1,316	360	Not applicable
Class F-2	Not applicable	20,300	5,590	Not applicable
Class F-3	Not applicable	71	1,927	Not applicable
Class 529-A	4,196	853	559	$987
Class 529-C	361	17	11	19
Class 529-E	286	15	17	30
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	90	76	134
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	339	30	10	Not applicable
Class R-2	2,986	1,338	119	Not applicable
Class R-2E	394	129	20	Not applicable
Class R-3	4,479	1,300	269	Not applicable
Class R-4	3,281	1,274	395	Not applicable
Class R-5E	Not applicable	423	85	Not applicable
Class R-5	Not applicable	168	100	Not applicable
Class R-6	Not applicable	247	6,644	Not applicable

Total class-specific expenses	$138,402	$50,965	$30,323	$1,170
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $3,335,000 in the fund’s statement of operations reflects $536,000 in current fees (either paid in cash or deferred) and a net increase of $2,799,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended October 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,006,935,000 and $565,573,000, respectively, which generated $69,692,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended October 31, 2025.

Washington Mutual Investors Fund	14

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended October 31, 2025
Class A	$1,826,806	28,125	$4,253,457	67,901	$(5,146,015)	(79,382)	$934,248	16,644
Class C	85,401	1,342	60,777	993	(174,928)	(2,750)	(28,750)	(415)
Class T	—	—	—	—	—	—	—	—
Class F-1	62,989	977	110,884	1,781	(158,368)	(2,459)	15,505	299
Class F-2	3,105,654	47,861	1,741,983	27,844	(4,037,520)	(62,294)	810,117	13,411
Class F-3	1,425,030	21,943	598,762	9,559	(1,094,993)	(16,903)	928,799	14,599
Class 529-A	136,537	2,108	174,233	2,792	(291,429)	(4,502)	19,341	398
Class 529-C	6,839	106	3,133	51	(12,663)	(198)	(2,691)	(41)
Class 529-E	3,592	55	5,284	86	(8,513)	(132)	363	9
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	40,317	619	23,906	381	(43,120)	(663)	21,103	337
Class 529-F-3	—	—	5	— †	(7)	— †	(2)	— †
Class R-1	3,025	47	2,955	48	(6,347)	(98)	(367)	(3)
Class R-2	49,803	785	35,274	578	(92,008)	(1,446)	(6,931)	(83)
Class R-2E	13,186	206	5,807	93	(20,573)	(317)	(1,580)	(18)
Class R-3	107,078	1,677	81,650	1,322	(187,754)	(2,926)	974	73
Class R-4	90,145	1,398	123,618	1,991	(248,711)	(3,852)	(34,948)	(463)
Class R-5E	44,899	693	26,863	430	(84,651)	(1,291)	(12,889)	(168)
Class R-5	27,368	423	32,014	511	(72,776)	(1,114)	(13,394)	(180)
Class R-6	1,850,215	28,243	2,111,299	33,661	(2,491,843)	(38,239)	1,469,671	23,665
Total net increase (decrease)	$8,878,884	136,608	$9,391,906	150,022	$(14,172,219)	(218,566)	$4,098,571	68,064
Refer to the end of the table(s) for footnote(s).

15	Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended April 30, 2025
Class A	$4,180,009	66,898	$8,242,470	136,385	$(9,906,295)	(158,877)	$2,516,184	44,406
Class C	188,674	3,075	125,637	2,120	(392,843)	(6,420)	(78,532)	(1,225)
Class T	—	—	—	—	—	—	—	—
Class F-1	135,385	2,189	216,399	3,601	(320,061)	(5,160)	31,723	630
Class F-2	5,903,438	94,678	3,363,224	55,730	(8,193,323)	(131,465)	1,073,339	18,943
Class F-3	2,551,124	40,755	1,078,195	17,847	(2,155,475)	(34,644)	1,473,844	23,958
Class 529-A	317,219	5,085	336,625	5,589	(543,526)	(8,734)	110,318	1,940
Class 529-C	16,187	262	6,848	115	(33,910)	(548)	(10,875)	(171)
Class 529-E	9,816	159	10,481	175	(21,805)	(353)	(1,508)	(19)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	86,929	1,386	42,975	711	(75,316)	(1,204)	54,588	893
Class 529-F-3	77	1	13	— †	(141)	(1)	(51)	— †
Class R-1	7,555	123	5,966	101	(15,446)	(250)	(1,925)	(26)
Class R-2	111,258	1,818	70,903	1,200	(200,631)	(3,283)	(18,470)	(265)
Class R-2E	21,932	356	10,958	183	(26,577)	(429)	6,313	110
Class R-3	230,494	3,742	163,402	2,740	(429,764)	(6,974)	(35,868)	(492)
Class R-4	210,810	3,401	256,416	4,278	(616,973)	(9,956)	(149,747)	(2,277)
Class R-5E	109,504	1,766	53,049	879	(137,753)	(2,236)	24,800	409
Class R-5	81,452	1,299	65,259	1,081	(194,075)	(3,107)	(47,364)	(727)
Class R-6	2,910,642	46,637	4,064,787	67,217	(5,424,061)	(86,591)	1,551,368	27,263
Total net increase (decrease)	$17,072,505	273,630	$18,113,611	299,952	$(28,687,975)	(460,232)	$6,498,141	113,350
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,632,950,000 and $35,796,723,000, respectively, during the six months ended October 31, 2025.

Washington Mutual Investors Fund	16

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
10/31/2025[5,6]	$60.88	$.42	$8.95	$9.37	$(.41 )	$(2.71)	$(3.12)	$67.13	15.79%[7]	$94,747	.55%[8]	.55%[8]	1.29%[8]
4/30/2025	59.84	.92	6.32	7.24	(.87 )	(5.33)	(6.20)	60.88	12.46	84,919.56		.56	1.46
4/30/2024	53.38	.95	9.02	9.97	(.96 )	(2.55)	(3.51)	59.84	19.36	80,801.57		.57	1.69
4/30/2023	55.52	1.00	.15	1.15	(1.02)	(2.27)	(3.29)	53.38	2.45	71,892.57		.57	1.91
4/30/2022	56.35	.92	1.91	2.83	(.85 )	(2.81)	(3.66)	55.52	4.98	72,922.57		.57	1.59
4/30/2021	41.94	.83	15.12	15.95	(.87 )	(.67 )	(1.54)	56.35	38.63	71,469.58		.58	1.73
Class C:
10/31/2025[5,6]	59.67	.17	8.76	8.93	(.17 )	(2.71)	(2.88)	65.72	15.34 [7]	1,392	1.31 [8]	1.31 [8]	.53 [8]
4/30/2025	58.75	.44	6.21	6.65	(.40 )	(5.33)	(5.73)	59.67	11.63	1,289	1.31	1.31	.71
4/30/2024	52.48	.52	8.84	9.36	(.54 )	(2.55)	(3.09)	58.75	18.43	1,340	1.32	1.32	.94
4/30/2023	54.62	.60	.15	.75	(.62 )	(2.27)	(2.89)	52.48	1.71	1,319	1.32	1.32	1.16
4/30/2022	55.48	.48	1.89	2.37	(.42 )	(2.81)	(3.23)	54.62	4.20	1,452	1.32	1.32	.84
4/30/2021	41.33	.47	14.87	15.34	(.52 )	(.67 )	(1.19)	55.48	37.56	1,509	1.33	1.33	.99
Class T:
10/31/2025[5,6]	60.87	.50	8.94	9.44	(.49 )	(2.71)	(3.20)	67.11	15.90 [7,9]	— [10]	.31 [8,9]	.31 [8,9]	1.53 [8,9]
4/30/2025	59.82	1.07	6.33	7.40	(1.02)	(5.33)	(6.35)	60.87	12.78 [9]	— [10]	.31 [9]	.31 [9]	1.71 [9]
4/30/2024	53.38	1.09	9.00	10.09	(1.10)	(2.55)	(3.65)	59.82	19.62 [9]	— [10]	.32 [9]	.32 [9]	1.94 [9]
4/30/2023	55.51	1.14	.15	1.29	(1.15)	(2.27)	(3.42)	53.38	2.75 [9]	— [10]	.30 [9]	.30 [9]	2.17 [9]
4/30/2022	56.34	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.51	5.25 [9]	— [10]	.32 [9]	.32 [9]	1.84 [9]
4/30/2021	41.93	.95	15.12	16.07	(.99 )	(.67 )	(1.66)	56.34	38.96 [9]	— [10]	.33 [9]	.33 [9]	1.98 [9]
Class F-1:
10/31/2025[5,6]	60.54	.40	8.89	9.29	(.39 )	(2.71)	(3.10)	66.73	15.74 [7]	2,445	.62 [8]	.62 [8]	1.22 [8]
4/30/2025	59.53	.87	6.29	7.16	(.82 )	(5.33)	(6.15)	60.54	12.40	2,200.62		.62	1.40
4/30/2024	53.12	.91	8.97	9.88	(.92 )	(2.55)	(3.47)	59.53	19.28	2,126.63		.63	1.64
4/30/2023	55.26	.97	.15	1.12	(.99 )	(2.27)	(3.26)	53.12	2.40	2,092.63		.63	1.85
4/30/2022	56.10	.88	1.90	2.78	(.81 )	(2.81)	(3.62)	55.26	4.91	2,216.63		.63	1.52
4/30/2021	41.76	.80	15.05	15.85	(.84 )	(.67 )	(1.51)	56.10	38.53	2,422.64		.64	1.68
Class F-2:
10/31/2025[5,6]	60.79	.48	8.94	9.42	(.47 )	(2.71)	(3.18)	67.03	15.87 [7]	38,219	.37 [8]	.37 [8]	1.47 [8]
4/30/2025	59.76	1.03	6.32	7.35	(.99 )	(5.33)	(6.32)	60.79	12.69	33,849.37		.37	1.65
4/30/2024	53.32	1.06	9.00	10.06	(1.07)	(2.55)	(3.62)	59.76	19.57	32,142.37		.37	1.89
4/30/2023	55.46	1.10	.15	1.25	(1.12)	(2.27)	(3.39)	53.32	2.67	27,795.37		.37	2.10
4/30/2022	56.29	1.03	1.92	2.95	(.97 )	(2.81)	(3.78)	55.46	5.18	28,561.37		.37	1.78
4/30/2021	41.89	.93	15.11	16.04	(.97 )	(.67 )	(1.64)	56.29	38.91	26,849.37		.37	1.93
Class F-3:
10/31/2025[5,6]	60.84	.51	8.94	9.45	(.50 )	(2.71)	(3.21)	67.08	15.94 [7]	13,542	.26 [8]	.26 [8]	1.57 [8]
4/30/2025	59.80	1.10	6.32	7.42	(1.05)	(5.33)	(6.38)	60.84	12.81	11,394.26		.26	1.76
4/30/2024	53.35	1.12	9.01	10.13	(1.13)	(2.55)	(3.68)	59.80	19.71	9,767.26		.26	2.00
4/30/2023	55.49	1.16	.15	1.31	(1.18)	(2.27)	(3.45)	53.35	2.77	8,172.26		.26	2.21
4/30/2022	56.32	1.09	1.92	3.01	(1.03)	(2.81)	(3.84)	55.49	5.30	7,842.26		.26	1.89
4/30/2021	41.91	.99	15.10	16.09	(1.01)	(.67 )	(1.68)	56.32	39.07	6,969.27		.27	2.03
Class 529-A:
10/31/2025[5,6]	60.67	.41	8.91	9.32	(.40 )	(2.71)	(3.11)	66.88	15.76 [7]	3,789	.59 [8]	.59 [8]	1.25 [8]
4/30/2025	59.64	.89	6.31	7.20	(.84 )	(5.33)	(6.17)	60.67	12.45	3,413.59		.59	1.43
4/30/2024	53.22	.93	8.98	9.91	(.94 )	(2.55)	(3.49)	59.64	19.29	3,240.61		.61	1.66
4/30/2023	55.36	.98	.15	1.13	(1.00)	(2.27)	(3.27)	53.22	2.42	2,923.61		.61	1.87
4/30/2022	56.20	.89	1.91	2.80	(.83 )	(2.81)	(3.64)	55.36	4.94	2,952.60		.60	1.55
4/30/2021	41.83	.81	15.08	15.89	(.85 )	(.67 )	(1.52)	56.20	38.58	2,887.62		.62	1.69
Refer to the end of the table(s) for footnote(s).

17	Washington Mutual Investors Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
10/31/2025[5,6]	$60.22	$.15	$8.85	$9.00	$(.15 )	$(2.71)	$(2.86)	$66.36	15.31%[7]	$72	1.36%[8]	1.36%[8]	.48%[8]
4/30/2025	59.22	.42	6.27	6.69	(.36 )	(5.33)	(5.69)	60.22	11.61	68	1.35	1.35	.67
4/30/2024	52.87	.50	8.90	9.40	(.50 )	(2.55)	(3.05)	59.22	18.37	77	1.37	1.37	.90
4/30/2023	54.99	.57	.16	.73	(.58 )	(2.27)	(2.85)	52.87	1.64	83	1.38	1.38	1.10
4/30/2022	55.84	.45	1.90	2.35	(.39 )	(2.81)	(3.20)	54.99	4.14	93	1.36	1.36	.79
4/30/2021	41.56	.48	14.96	15.44	(.49 )	(.67 )	(1.16)	55.84	37.57	109	1.35	1.35	1.02
Class 529-E:
10/31/2025[5,6]	60.13	.32	8.83	9.15	(.32 )	(2.71)	(3.03)	66.25	15.61 [7]	117	.84 [8]	.84 [8]	1.00 [8]
4/30/2025	59.16	.73	6.26	6.99	(.69 )	(5.33)	(6.02)	60.13	12.17	105.83		.83	1.19
4/30/2024	52.82	.78	8.91	9.69	(.80 )	(2.55)	(3.35)	59.16	19.01	105.85		.85	1.41
4/30/2023	54.96	.84	.16	1.00	(.87 )	(2.27)	(3.14)	52.82	2.17	98.85		.85	1.62
4/30/2022	55.82	.75	1.89	2.64	(.69 )	(2.81)	(3.50)	54.96	4.69	103.85		.85	1.31
4/30/2021	41.56	.70	14.98	15.68	(.75 )	(.67 )	(1.42)	55.82	38.27	107.85		.85	1.47
Class 529-T:
10/31/2025[5,6]	60.87	.48	8.95	9.43	(.47 )	(2.71)	(3.18)	67.12	15.89 [7,9]	— [10]	.35 [8,9]	.35 [8,9]	1.48 [8,9]
4/30/2025	59.83	1.04	6.32	7.36	(.99 )	(5.33)	(6.32)	60.87	12.68 [9]	— [10]	.36 [9]	.36 [9]	1.66 [9]
4/30/2024	53.38	1.06	9.01	10.07	(1.07)	(2.55)	(3.62)	59.83	19.56 [9]	— [10]	.37 [9]	.37 [9]	1.88 [9]
4/30/2023	55.51	1.11	.16	1.27	(1.13)	(2.27)	(3.40)	53.38	2.69 [9]	— [10]	.36 [9]	.36 [9]	2.11 [9]
4/30/2022	56.34	1.03	1.91	2.94	(.96 )	(2.81)	(3.77)	55.51	5.18 [9]	— [10]	.38 [9]	.38 [9]	1.77 [9]
4/30/2021	41.93	.93	15.11	16.04	(.96 )	(.67 )	(1.63)	56.34	38.90 [9]	— [10]	.38 [9]	.38 [9]	1.92 [9]
Class 529-F-1:
10/31/2025[5,6]	60.39	.46	8.87	9.33	(.45 )	(2.71)	(3.16)	66.56	15.85 [7,9]	— [10]	.43 [8,9]	.43 [8,9]	1.41 [8,9]
4/30/2025	59.40	.98	6.28	7.26	(.94 )	(5.33)	(6.27)	60.39	12.62 [9]	— [10]	.44 [9]	.44 [9]	1.58 [9]
4/30/2024	53.02	1.02	8.94	9.96	(1.03)	(2.55)	(3.58)	59.40	19.49 [9]	— [10]	.43 [9]	.43 [9]	1.83 [9]
4/30/2023	55.17	1.06	.15	1.21	(1.09)	(2.27)	(3.36)	53.02	2.59 [9]	— [10]	.44 [9]	.44 [9]	2.03 [9]
4/30/2022	56.01	.99	1.90	2.89	(.92 )	(2.81)	(3.73)	55.17	5.13 [9]	— [10]	.43 [9]	.43 [9]	1.72 [9]
4/30/2021	41.70	.84	15.10	15.94	(.96 )	(.67 )	(1.63)	56.01	38.87 [9]	— [10]	.40 [9]	.40 [9]	1.88 [9]
Class 529-F-2:
10/31/2025[5,6]	60.87	.49	8.95	9.44	(.48 )	(2.71)	(3.19)	67.12	15.90 [7]	525	.35 [8]	.35 [8]	1.49 [8]
4/30/2025	59.83	1.05	6.32	7.37	(1.00)	(5.33)	(6.33)	60.87	12.71	456.35		.35	1.67
4/30/2024	53.38	1.07	9.01	10.08	(1.08)	(2.55)	(3.63)	59.83	19.59	395.36		.36	1.90
4/30/2023	55.52	1.11	.15	1.26	(1.13)	(2.27)	(3.40)	53.38	2.71	327.34		.34	2.13
4/30/2022	56.34	1.04	1.92	2.96	(.97 )	(2.81)	(3.78)	55.52	5.19	303.36		.36	1.79
4/30/2021[5,11]	44.47	.50	12.55	13.05	(.51 )	(.67 )	(1.18)	56.34	29.66 [7]	269	.38 [8]	.38 [8]	1.95 [8]
Class 529-F-3:
10/31/2025[5,6]	60.87	.50	8.94	9.44	(.49 )	(2.71)	(3.20)	67.11	15.90 [7]	— [10]	.31 [8]	.31 [8]	1.53 [8]
4/30/2025	59.82	1.07	6.33	7.40	(1.02)	(5.33)	(6.35)	60.87	12.76	— [10]	.31	.31	1.70
4/30/2024	53.37	.95	9.15	10.10	(1.10)	(2.55)	(3.65)	59.82	19.63	— [10]	.32	.32	1.66
4/30/2023	55.51	1.13	.15	1.28	(1.15)	(2.27)	(3.42)	53.37	2.72	— [10]	.32	.32	2.15
4/30/2022	56.34	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.51	5.25	— [10]	.32	.32	1.84
4/30/2021[5,11]	44.47	.51	12.55	13.06	(.52 )	(.67 )	(1.19)	56.34	29.69 [7]	— [10]	.43 [8]	.32 [8]	2.01 [8]
Class R-1:
10/31/2025[5,6]	59.91	.16	8.79	8.95	(.16 )	(2.71)	(2.87)	65.99	15.32 [7]	68	1.35 [8]	1.35 [8]	.49 [8]
4/30/2025	58.96	.42	6.24	6.66	(.38 )	(5.33)	(5.71)	59.91	11.59	62	1.34	1.34	.68
4/30/2024	52.66	.51	8.87	9.38	(.53 )	(2.55)	(3.08)	58.96	18.40	63	1.35	1.35	.91
4/30/2023	54.79	.59	.16	.75	(.61 )	(2.27)	(2.88)	52.66	1.68	61	1.34	1.34	1.14
4/30/2022	55.64	.46	1.90	2.36	(.40 )	(2.81)	(3.21)	54.79	4.18	68	1.35	1.35	.80
4/30/2021	41.45	.46	14.92	15.38	(.52 )	(.67 )	(1.19)	55.64	37.53	75	1.35	1.35	.96
Refer to the end of the table(s) for footnote(s).

Washington Mutual Investors Fund	18

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/2025[5,6]	$59.50	$.16	$8.74	$8.90	$(.17 )	$(2.71)	$(2.88)	$65.52	15.32%[7]	$800	1.35%[8]	1.35%[8]	.49%[8]
4/30/2025	58.60	.41	6.20	6.61	(.38 )	(5.33)	(5.71)	59.50	11.59	731	1.35	1.35	.67
4/30/2024	52.36	.50	8.82	9.32	(.53 )	(2.55)	(3.08)	58.60	18.40	736	1.35	1.35	.91
4/30/2023	54.51	.58	.15	.73	(.61 )	(2.27)	(2.88)	52.36	1.67	675	1.36	1.36	1.12
4/30/2022	55.38	.45	1.89	2.34	(.40 )	(2.81)	(3.21)	54.51	4.15	701	1.35	1.35	.80
4/30/2021	41.26	.45	14.85	15.30	(.51 )	(.67 )	(1.18)	55.38	37.54	739	1.37	1.37	.94
Class R-2E:
10/31/2025[5,6]	60.45	.25	8.88	9.13	(.25 )	(2.71)	(2.96)	66.62	15.48 [7]	130	1.06 [8]	1.06 [8]	.78 [8]
4/30/2025	59.44	.60	6.29	6.89	(.55 )	(5.33)	(5.88)	60.45	11.93	119	1.06	1.06	.96
4/30/2024	53.06	.67	8.95	9.62	(.69 )	(2.55)	(3.24)	59.44	18.74	110	1.06	1.06	1.20
4/30/2023	55.19	.74	.16	.90	(.76 )	(2.27)	(3.03)	53.06	1.97	98	1.06	1.06	1.41
4/30/2022	56.03	.63	1.90	2.53	(.56 )	(2.81)	(3.37)	55.19	4.47	95	1.06	1.06	1.09
4/30/2021	41.72	.59	15.03	15.62	(.64 )	(.67 )	(1.31)	56.03	37.92	98	1.08	1.08	1.24
Class R-3:
10/31/2025[5,6]	60.08	.30	8.82	9.12	(.30 )	(2.71)	(3.01)	66.19	15.55 [7]	1,811	.91 [8]	.91 [8]	.93 [8]
4/30/2025	59.12	.69	6.25	6.94	(.65 )	(5.33)	(5.98)	60.08	12.09	1,640.91		.91	1.11
4/30/2024	52.79	.75	8.90	9.65	(.77 )	(2.55)	(3.32)	59.12	18.93	1,642.91		.91	1.35
4/30/2023	54.93	.81	.15	.96	(.83 )	(2.27)	(3.10)	52.79	2.11	1,510.91		.91	1.56
4/30/2022	55.78	.71	1.90	2.61	(.65 )	(2.81)	(3.46)	54.93	4.64	1,663.91		.91	1.24
4/30/2021	41.54	.66	14.96	15.62	(.71 )	(.67 )	(1.38)	55.78	38.13	1,904.92		.92	1.39
Class R-4:
10/31/2025[5,6]	60.38	.40	8.87	9.27	(.39 )	(2.71)	(3.10)	66.55	15.75 [7]	2,649	.61 [8]	.61 [8]	1.23 [8]
4/30/2025	59.39	.88	6.27	7.15	(.83 )	(5.33)	(6.16)	60.38	12.42	2,431.61		.61	1.41
4/30/2024	53.01	.92	8.95	9.87	(.94 )	(2.55)	(3.49)	59.39	19.29	2,526.61		.61	1.66
4/30/2023	55.15	.97	.15	1.12	(.99 )	(2.27)	(3.26)	53.01	2.42	2,468.61		.61	1.87
4/30/2022	55.99	.89	1.90	2.79	(.82 )	(2.81)	(3.63)	55.15	4.94	2,738.61		.61	1.54
4/30/2021	41.68	.81	15.02	15.83	(.85 )	(.67 )	(1.52)	55.99	38.57	3,322.62		.62	1.69
Class R-5E:
10/31/2025[5,6]	60.73	.47	8.92	9.39	(.46 )	(2.71)	(3.17)	66.95	15.84 [7]	556	.41 [8]	.41 [8]	1.43 [8]
4/30/2025	59.70	1.00	6.32	7.32	(.96 )	(5.33)	(6.29)	60.73	12.65	515.41		.41	1.61
4/30/2024	53.27	1.04	8.99	10.03	(1.05)	(2.55)	(3.60)	59.70	19.52	482.41		.41	1.86
4/30/2023	55.41	1.08	.15	1.23	(1.10)	(2.27)	(3.37)	53.27	2.61	508.41		.41	2.06
4/30/2022	56.25	1.00	1.91	2.91	(.94 )	(2.81)	(3.75)	55.41	5.14	485.41		.41	1.74
4/30/2021	41.86	.92	15.09	16.01	(.95 )	(.67 )	(1.62)	56.25	38.88	536.41		.41	1.89
Class R-5:
10/31/2025[5,6]	60.84	.50	8.95	9.45	(.49 )	(2.71)	(3.20)	67.09	15.91 [7]	667	.31 [8]	.31 [8]	1.53 [8]
4/30/2025	59.80	1.07	6.32	7.39	(1.02)	(5.33)	(6.35)	60.84	12.75	616.31		.31	1.71
4/30/2024	53.36	1.09	9.00	10.09	(1.10)	(2.55)	(3.65)	59.80	19.62	648.31		.31	1.95
4/30/2023	55.49	1.14	.15	1.29	(1.15)	(2.27)	(3.42)	53.36	2.73	676.31		.31	2.17
4/30/2022	56.32	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.49	5.25	815.31		.31	1.84
4/30/2021	41.91	.96	15.11	16.07	(.99 )	(.67 )	(1.66)	56.32	39.00	1,005.32		.32	2.00
Class R-6:
10/31/2025[5,6]	60.92	.52	8.95	9.47	(.50 )	(2.71)	(3.21)	67.18	15.95 [7]	45,760	.26 [8]	.26 [8]	1.57 [8]
4/30/2025	59.87	1.10	6.33	7.43	(1.05)	(5.33)	(6.38)	60.92	12.82	40,059.26		.26	1.76
4/30/2024	53.41	1.12	9.02	10.14	(1.13)	(2.55)	(3.68)	59.87	19.70	37,736.26		.26	2.00
4/30/2023	55.55	1.16	.15	1.31	(1.18)	(2.27)	(3.45)	53.41	2.76	32,937.26		.26	2.21
4/30/2022	56.38	1.09	1.92	3.01	(1.03)	(2.81)	(3.84)	55.55	5.30	32,755.26		.26	1.89
4/30/2021	41.96	.99	15.12	16.11	(1.02)	(.67 )	(1.69)	56.38	39.04	32,128.27		.27	2.04
Refer to the end of the table(s) for footnote(s).

19	Washington Mutual Investors Fund

Financial highlights (continued)

	Six months ended October 31, 2025[5,6,7]	Year ended April 30,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[12]	16%	29%	31%	30%	19%	24%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Washington Mutual Investors Fund	20

Changes in and disagreements with accountants

On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
PwC’s reports on the fund’s financial statements as of and for the fiscal years ended April 30, 2024 and April 30, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the fund’s Form N-CSR.
During the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, neither the fund, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

21	Washington Mutual Investors Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

PwC's reports on the fund's financial statements as of and for the fiscal years ended April 30, 2024 and April 30, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, neither the fund, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: January 07, 2026